Fair Value Measurements - Narrative (Details) - EBP 011 - Fair Value Measured at Net Asset Value Per Share - Common/collective trusts - American Funds	Dec. 31, 2025 shares
EBP, Investment, Fair Value and NAV [Line Items]
Redemption restriction, minimum shares sold (in shares)	5,000
Redemption restriction, remaining period	30 days